CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands			3 Months Ended				9 Months Ended
	Sep. 30, 2024		Sep. 30, 2025		Dec. 31, 2024		Sep. 30, 2025
Operating expenses
Research and development	$ 2,473	[1]	$ 20,347	[1]	$ 14,034	[2]	$ 43,059	[1]
General and administrative	158	[3]	5,538	[3]	3,157	[4]	18,081	[3]
Total operating expenses	2,631		25,885		17,191		61,140
Loss from operations	(2,631)		(25,885)		(17,191)		(61,140)
Other income/(expense):
Interest income	0		1,278		176		1,780
Interest expense	0	[5]	0	[5]	(852)	[6]	(2,185)	[5]
Total other expense, net	0		1,278		(676)		(405)
Net loss and comprehensive loss	(2,631)		(24,607)		(17,867)		(61,545)
Net loss and comprehensive loss	$ (2,631)		$ (24,607)		$ (17,867)		$ (61,545)
Net loss per share attributable to ordinary shareholders, basic (in dollars per share)	$ (3.60)		$ (1.27)		$ (23.28)		$ (7.89)
Net loss per share attributable to ordinary shareholders, diluted (in dollars per share)	(3.60)		(1.27)		$ (23.28)		(7.89)
Net loss per share attributable to Series A non-voting convertible preferred shareholders, basic (in dollars per share)	0		(1,266.44)				(7,891.38)
Net loss per share attributable to Series A non-voting convertible preferred shareholders, diluted (in dollars per share)	$ 0		$ (1,266.44)				$ (7,891.38)
Weighted-average ordinary shares outstanding used in computing net loss per share to ordinary shareholders, basic (in shares)	730,092		16,540,771		767,580		6,640,402
Weighted-average ordinary shares outstanding used in computing net loss per share to ordinary shareholders, diluted (in shares)	730,092		16,540,771		767,580		6,640,402
Weighted-average ordinary shares outstanding used in computing net loss per share to Series A non-voting convertible preferred shareholders, basic (in shares)	0		2,890				1,160
Weighted-average ordinary shares outstanding used in computing net loss per share to Series A non-voting convertible preferred shareholders, diluted (in shares)	0		2,890				1,160

[1]	Includes related party amount of $6,175 and $21,244 for the three and nine months ended September 30, 2025, respectively, and $2,473 for the period from September 19, 2024 (inception) through September 30, 2024.
[2]	Includes related party amount of $13,185 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).
[3]	Includes related party amount of $89 and $719 for the three and nine months ended September 30, 2025, respectively, and $90 for the period from September 19, 2024 (inception) through September 30, 2024.
[4]	Includes related party amount of $571 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).
[5]	Includes related party amount of $865 for the nine months ended September 30, 2025.
[6]	Includes related party amount of $341 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 4).